Annual Fund Operating Expenses	Sep. 30, 2025
Twin Oak Short Horizon Absolute Return ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Twin Oak Short Horizon Absolute Return ETF | Twin Oak Short Horizon Absolute Return ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.20%	[2]
Net Expenses (as a percentage of Assets)	0.25%	[2]
Twin Oak Active Opportunities ETF | Twin Oak Active Opportunities ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	1.01%

[1]	Other Expenses have been restated and are estimated to reflect fees for the current fiscal year. Other Expenses do not include interest expense as Twin Oak ETF Company (“Twin Oak” or the “Adviser”), the Fund’s investment adviser, does not believe that the Fund’s investment strategy will incur interest expenses going forward.
[2]	Twin Oak has contractually agreed to reduce the Fund’s management fee from 0.45% to 0.25% of the Fund’s average daily net assets. This agreement will remain in effect through at least September 30, 2026 unless terminated sooner by mutual agreement of the Trust’s Board of Trustees and Twin Oak.
[3]	Estimated for the current fiscal year.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.